Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a)	Vessels Under Construction

As at June 30, 2018, Teekay LNG was committed to the construction of four LNG carriers for a total cost of approximately $0.8 billion, including capitalized interest and other miscellaneous construction costs. Two LNG carriers are scheduled for delivery during the second half of 2018 and two LNG carriers are scheduled for delivery in 2019. As at June 30, 2018, payments made towards these commitments totaled $349.2 million. As at June 30, 2018, the remaining payments required to be made under these newbuilding and conversion capital commitments were $244.1 million (remainder of 2018) and $250.0 million (2019). Teekay LNG has secured $371 million of undrawn financing related to the remaining commitments for three of the four LNG carrier newbuildings.

b)	Equity-Accounted Investments

Teekay LNG’s share of commitments to fund newbuilding and other construction contract costs of its equity-accounted joint ventures as at June 30, 2018 is as follows:

	Total	Remainder of 2018	2019	2020
	$	$	$	$
Equity-accounted joint ventures (i)	763,318	243,990	320,028	199,300

(i)
The commitment amounts relating to Teekay LNG’s share of costs for newbuilding and other construction contracts in Teekay LNG’s equity-accounted joint ventures are based on Teekay LNG’s ownership percentage in each respective joint venture as of June 30, 2018. These commitments are described in more detail in Note 16 of the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2017. As of June 30, 2018, based on Teekay LNG's ownership percentage in each respective joint venture, Teekay LNG's equity-accounted joint ventures have secured $724 million of financing related to the remaining commitments included in the table above.

c)	Liquidity

Management is required to assess if the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its financial statements. The Company had a consolidated net loss of $49.6 million and consolidated cash flows from operating activities of $110.4 million during the six months ended June 30, 2018, and ended the second quarter of 2018 with a working capital deficit of $193.7 million. This working capital deficit primarily relates to the scheduled debt maturities in the next 12 months and repayments of approximately $527.5 million of outstanding consolidated debt which was classified as current liabilities as at June 30, 2018. In addition to these obligations, the Company also anticipates that Teekay LNG will be required to make payments related to commitments to fund vessels under construction and refinance or repay its debt facilities maturing in the remainder of 2018 and in 2019, and the Company expects that Teekay Tankers' operating cash flows in 2018, on average, will be lower than in 2017 as a result of lower expected average spot tanker rates.

Based on these factors, over the one-year period following the issuance of their consolidated financial statements, the Company’s consolidated subsidiaries, Teekay Tankers and Teekay LNG, will need to obtain additional sources of liquidity, in addition to amounts generated from operations, to meet their minimum liquidity requirements under their financial covenants. These anticipated potential sources of additional liquidity include: refinancing various loan facilities of Teekay LNG and Teekay Tankers; completing proposed sale-leaseback transactions for additional vessels in Teekay Tankers; the completion of a proposed loan to finance working capital for the Teekay Tankers’ RSA management operations in the fourth quarter of 2018; completing new secured debt financings related to vessels under construction and projects for Teekay LNG and Teekay Tankers; and raising capital through equity and/or bond issuances. The success of these initiatives of the Controlled Daughter Entities may impact the liquidity of Teekay Parent as a result of certain guarantees provided by Teekay Parent to Teekay Tankers and through the payment of dividends/distributions by the Controlled Daughter Entities to Teekay Parent.

The Company is actively pursuing the alternatives described above. The Company considers a number of the alternatives probable of completion based on the Company’s history of being able to complete sale-leaseback transactions and equity and bond issuances, refinance similar loan facilities and to obtain new debt financing for its vessels under construction, as well as the progress it has made to-date on the other liquidity initiatives described above. The Company is in various stages of completion on these matters.

Based on the Company’s liquidity at the date these consolidated financial statements were issued, the liquidity the Company expects to generate from operations over the following year, and by incorporating the Company’s plans to raise additional liquidity that it considers probable of completion, the Company expects that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.

d)	Legal Proceedings and Claims

The Company may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Company believes that any adverse outcome of existing claims, other than with respect to the items noted below, individually or in the aggregate, would not have a material effect on its financial position, results of operations or cash flows, when taking into account its insurance coverage and indemnifications from charterers.

Teekay Nakilat Capital Lease

Teekay LNG owns a 70% interest in Teekay Nakilat Corporation (or Teekay Nakilat Joint Venture), which wholly-owns a subsidiary which was the lessee under three separate 30-year capital lease arrangements with a third party for three LNG carriers (or the RasGas II LNG Carriers). Under the terms of the leases, the lessor claimed tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks were assumed by the lessee, in this case the Teekay Nakilat Joint Venture. Lease payments under the lease arrangements were based on certain tax and financial assumptions at the commencement of the leases in 2006 and subsequently adjusted to maintain the lessor's agreed after-tax margin. On December 22, 2014, the Teekay Nakilat Joint Venture terminated the leasing of the RasGas II LNG Carriers; however, the joint venture remained obligated to the lessor for changes in tax treatment.

The UK taxing authority (or HMRC) has been challenging the use by third parties of similar lease structures in the United Kingdom courts. One of those challenges was eventually decided in favor of HMRC (Lloyds Bank Equipment Leasing No. 1 or LEL1), with the lessor and lessee choosing not to appeal further. The LEL1 tax case concluded that capital allowances are not available to the lessor.  On the basis of this conclusion, HMRC is now asking lessees on other leases, including the Teekay Nakilat Joint Venture, to accept that capital allowances are not available to their lessors. Under the terms of the Teekay Nakilat Joint Venture lease, the lessor is entitled to make a determination that additional rentals are due, even where a court has not made a determination on whether capital allowances are available or where discussions are otherwise ongoing with HMRC on the matter (such that additional rentals paid may be rebated in due course if the final tax position is not as determined by the lessor). The Teekay Nakilat Joint Venture received initial indications from the lessor in April 2018, which were confirmed on May 10, 2018, that the lessor made a determination that additional rentals are due under the leases. In June 2018, the Teekay Nakilat Joint Venture partially paid the tax indemnification guarantee liability by releasing its $7.0 million deposit it had made with the lessor. As at June 30, 2018, the Teekay Nakilat Joint Venture’s carrying amount of this estimated tax indemnification guarantee liability was $56.0 million or 42.3 million GBP (December 31, 2017 – $62.7 million or 46.4 million GBP). The amount is included as part of accrued liabilities and other in the Company's consolidated balance sheets. The Teekay Nakilat Joint Venture is in discussions with HMRC in relation to the correct tax treatment to be applied to the leases.

e) Other

The Company enters into indemnification agreements with certain officers and directors. In addition, the Company enters into other indemnification agreements in the ordinary course of business. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company maintains what it believes is appropriate liability insurance that reduces its exposure and enables the Company to recover future amounts paid up to the maximum amount of the insurance coverage, less any deductible amounts pursuant to the terms of the respective policies, the amounts of which are not considered material.